Equity Offerings and Sale of Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2018
Federal Home Loan Banks [Abstract]
Schedule of Equity Offerings

Equity Offerings

(U.S. Dollars in thousands)	January 2017 Offering	November 2017 Offering		Total 2017 Offering
Gross proceeds received	$56,125	$66,936	(1)	$123,061
Less: Underwriters’ discount	925	660		1,585
Less: Offering expenses	300	230		530

Net proceeds received	$54,900	$66,046		$120,946

(1)	Includes the General Partner’s 1.85% proportional capital contribution.

Schedule of Sale of Series A Preferred Units

Sale of Series A Preferred units

(U.S. Dollars in thousands)	February 2017 Series A Preferred Units	June 2017 Series A Preferred Units	Total Series A Preferred Units
Gross proceeds received	$50,000	$40,000	$90,000
Less: Fee	1,000	1,000	2,000
Less: Expenses	386	150	536

Net proceeds received	$48,614	$38,850	$87,464